Nature of Operations (Details) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Nov. 15, 2024	Aug. 22, 2024	Dec. 31, 2023	Oct. 17, 2023	Feb. 02, 2023	Dec. 31, 2022
Nature of Operations (Details) [Line Items]
Stockholders’ equity		$ 8,901,106		$ 2,500,000	$ 11,944,388			$ 11,136,475
Whole exercisable share (in Shares)		1
Purchase price (in Dollars per share)		$ 4
Conversion price (in Dollars per share)		$ 2,500,000
Conversion shares (in Shares)		2,155,172
Purchased warrants (in Shares)		1,077,586				815,217	10,938	13,781
License fee		$ 165,000
Share price (in Dollars per share)					$ 2.59			$ 16
Subsequent Event [Member]
Nature of Operations (Details) [Line Items]
Funding agreement	$ 500,000		$ 2,000,000
Agreed Funding Amount			$ 2,000,000
Conversion shares (in Shares)	240,490
Newly issued shares (in Shares)	240,490
Share price (in Dollars per share)	$ 3.68
Cash	$ 885,003
Subsequent Event [Member] | ASPIS Cyber Technologies [Member]
Nature of Operations (Details) [Line Items]
Funding agreement	$ 2,500,000